Equity - Non-controlling interests - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	€ 540	€ 524	€ 612
Debit part of comprehensive income attributable to non-controlling interests	(70)	(37)	(31)
Total part of comprehensive income attributable to non-controlling interests	470	487	580
Sonatel And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	307	263	263
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	114	114	215
Orange Cote D'Ivoire And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	47	52	55
Medi Telecom and Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	36	24	23
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests	21	39	27
Orange Belgium And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of comprehensive income attributable to non-controlling interests		19	13
Debit part of comprehensive income attributable to non-controlling interests	(16)
Orange Romania And Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests	€ (51)	€ (31)
Orange Bank And Its Subsidiaries [member]
Disclosure of classes of share capital [line items]
Debit part of comprehensive income attributable to non-controlling interests			€ (22)